Investment Strategy	Jun. 10, 2026
Defiance US 100 Tech AI Moat ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Indxx US 100 Tech AI Moat Index
The Index is designed to track the performance of companies in the Indxx US 100 Index are positioned to benefit from or structurally withstand the expansion of Artificial Intelligence (“AI”) due to an AI moat (the “AI Moat Companies”). An “economic moat” refers to a sustainable, competitive advantage that allows a company to protect its market share from rival companies. Accordingly, the Fund considers an “AI moat” to be an economic moat within the AI ecosystem, such as a company’s proprietary data sets, superior technical models, or deeply embedded AI capabilities, each of which has been objectively defined in the Index methodology through measurable criteria. Such criteria include a company’s R&D expenditure as a percentage of revenue, a company’s AI business exposure based on industry classification, and verifiable evidence of a company’s AI development and investment that enable the company to maintain its competitive advantage over rivals, despite general advances in AI experienced by all companies as a whole.
The Indxx US 100 Index tracks the performance of the 100 largest Nasdaq-listed non-financial securities. To be eligible for inclusion in the universe of Indxx US 100 Index constituents, a security must have: (1) a primary listing, or be domiciled, in the U.S.; (2) a listing on the Nasdaq exchange; (3) a 3-month average daily turnover volume greater than or equal to 200,000 shares; and (4) been traded on 90% of the eligible trading days over the last six months. In the case of a security that does not have a trading history of at least six months (only initial public offering (“IPOs”)), such security must have started trading at last three months before the start of the reconstitution and rebalance process and should have traded on 90% of the eligible trading days over the past three months. The Indxx US 100 Index excludes securities from the following industries according to industry classification by FactSet Research Systems Inc. (“FactSet”): financial publishing/services, major banks, regional banks, savings banks, finance/rental/leasing, investment banks/brokers, investment managers, financial conglomerates, property/casualty insurance, multi-line insurance, life/health insurance, specialty insurance, insurance brokers/services, real estate development, and real estate investment trusts.
To be eligible for inclusion in the initial universe of Index constituents, a security must (1) meet the eligibility criteria to be included in the Indxx US 100 Index; (2) have a minimum free float equivalent to 10% of shares outstanding; (3) trade at a price below $10,000; and (4) be common stock or an American depositary receipt (“ADR”) (the “Initial Universe”). The Index then screens out AI Vulnerable Tech Companies, as defined below, from the Initial Universe.
Indxx Inc., the Fund’s index provider (“Indxx” or the “Index Provider”), conducted extensive research to define “AI Vulnerable Tech Companies” as those companies whose core business operations are centered on enterprise workflow software, application-layer platforms, or digital knowledge services that may be replicated, embedded, or displaced by large language models, AI agents, or hyperscale AI ecosystems. Indxx screens the Initial Universe semi-annually to remove AI Vulnerable Tech Companies from the Index universe based on two criteria that use industry classification data from the Indxx Thematic Industry Classification System (ITICS) and FactSet, respectively.

Criteria	Classifications
Companies that derive a minimum of 50% of their total revenue from the following ITICS Sub-Category Classifications will be excluded from the Index.	Collaboration Platforms, Enterprise Software Solutions, Software as a Service, Cybersecurity, Multiple Softwares, Cybersecurity Services, IT Services, Industry Specific Software Solutions, IT Consulting Services, and Business Process Outsourcing (BPO) and Knowledge Process Outsourcing (KPO).
Companies must be classified in one of the following FactSet Industries to be eligible for inclusion in the Index.	Cable/Satellite TV, Internet Retail, Packaged Software, Computer Communications, Electronic Components, Electronics Distributors, Wireless Telecommunications, Data Processing Services, Internet Software/Services, Specialty Telecommunications, Semiconductors, Computer Peripherals, Electronic Equipment/Instruments, Major Telecommunications, Information Technology Services, Motor Vehicles, Telecommunications Equipment, Computer Processing Hardware, and Electronic Production Equipment.
After screening and removing AI Vulnerable Tech Companies from the Initial Universe, the remaining Index universe will be comprised of all tech-oriented companies with AI moats that are demonstrating or showcasing AI-related infrastructure expenditure, AI-integration into business operations, and identifiable AI moats. Indxx then scores each company of the following three parameters: (1) research and development expenditures evidenced by percentage of the company’s revenue, (2) AI business exposure evidenced by the company’s ITICS Sub-Industry Classification; and (3) AI development and investment evidence as reported on reputable third-party websites, news articles, or the company’s website. The resulting top 30 companies by highest score will form the final portfolio.
The Index is rebalanced and reconstituted semi-annually after the close of business on the last business day of June and December each year (the “Reconstitution Effective Day”) based on data as of close of business of the nearest Friday falling at least one month before the Reconstitution Effective Day. The weighting of each included security is calculated at the close of the seventh trading day prior to the Reconstitution Effective Day.
In determining the weighting of companies included in the Index at the time of each rebalance and reconstitution of the Index, eligible securities are assigned weights proportionately relative to their market capitalization. A weighting cap of 4.9% is applied to each security. If a security’s calculated weight exceeds 4.9%, its weight is reduced to 4.9%. Any excess weight resulting from the application of the weighting cap is redistributed proportionately among the remaining securities with less than 4.9%, until no security exceeds the 4.9% cap.
The Index was established in 2021 and is owned by the Index Provider.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in AI Moat Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2026, the Index was concentrated in the Semiconductors industry within the Information Technology sector.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2026, the Index was concentrated in the Semiconductors industry within the Information Technology sector.
Defiance US 100 Tech Ex Software ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Indxx US 100 Tech Focused Ex Software Technology Index
The Index is designed to track the performance of companies in the Indxx US 100 Index, excluding companies with core business operations in the Software Technology theme (the “US Tech Ex Software Companies”).
The Indxx US 100 Index tracks the performance of the 100 largest Nasdaq-listed non-financial securities. To be eligible for inclusion in the universe of Indxx US 100 Index constituents, a security must have: (1) a primary listing, or be domiciled, in the U.S.; (2) a listing on the Nasdaq exchange; (3) a 3-month average daily turnover volume greater than or equal to 200,000 shares; and (4) been traded on 90% of the eligible trading days over last six months. In the case of a security that does not have a trading history of six months (only initial public offerings (“IPOs”)), such security must have started trading at last three months before the start of the reconstitution and rebalance process and should have traded on 90% of the eligible trading days over the past three months. The Indxx US 100 Index excludes securities from the following industries: financial publishing/services, major banks, regional banks, savings banks, finance/rental/leasing, investment banks/brokers, investment managers, financial conglomerates, property/casualty insurance, multi-line insurance, life/health insurance, specialty insurance, insurance brokers/services, real estate development, and real estate investment trusts.
To be eligible for inclusion in the initial universe of Index constituents, a security included in the Indxx US 100 Index must also: (1) have a minimum free float equivalent to 10% of shares outstanding; (2) trade at a price below $10,000; and (3) be common stock or an American depositary receipt (“ADR”) (the “Initial Universe”). The Index then screens out Software Technology Companies, as defined below, from the Initial Universe to compose the eligible universe of Index constituents.
Indxx Inc., the Fund’s index provider (“Indxx” or the “Index Provider”), conducted extensive research to define “Software Technology Companies” as those companies whose core business operations are centered on one of the following sub-themes (further defined in the table below): Application Software, System Software & Cloud Infrastructure, Cybersecurity Infrastructure, Engineering
& Data Platforms, and IT (Information Technology) Services (the “Software Technology Theme”). For these purposes, companies that derive 50% or more of their total revenue from one or a combination of Software Technology Themes, in the aggregate, from one or more of Software Technology Themes, as described below, are considered to be Software Technology Companies. Indxx screens the Initial Universe semi-annually to remove Software Technology Companies using industry classification data from the Indxx Thematic Industry Classification System (ITICS).

Software Technology Theme	Description
Application Software	The sub-theme consists of companies whose core business operations involve developing and commercializing end-user or enterprise-facing software applications that enable specific workflows such as productivity, financial management, HR, collaboration, and creative design.
System Software & Cloud Infrastructure	The sub-theme consists of companies operating foundational software platforms and cloud-native infrastructure that manage computing environments, data architectures, developer ecosystems, and system-level operations.
Cybersecurity Infrastructure	The sub-theme consists of companies primarily focused on delivering network security, endpoint protection, cloud security, zero-trust architecture, and threat intelligence platforms that secure enterprise IT systems.
Engineering & Data Platforms	The sub-theme consists of companies providing specialized engineering software and proprietary data platforms where intellectual property and exclusive datasets are the primary source of competitive advantage.
IT Services	The sub-theme consists of companies generating revenue primarily through consulting, digital transformation, IT implementation, outsourcing, and managed services.
The Index is rebalanced and reconstituted semi-annually after the close of business on the last business day of June and December each year (the “Reconstitution Effective Day”) based on data as of close of business of the nearest Friday falling at least one month before the Reconstitution Effective Day. The weighting of each included security is calculated at the close of the seventh trading day prior to the Reconstitution Effective Day. The Index will be comprised of approximately 70-80 securities.
In determining the weighting of companies included in the Index at the time of each rebalance and reconstitution of the Index, eligible securities are assigned weights proportionately relative to their market capitalization. A weighting cap of 5% is applied to each security. If a security’s calculated weight exceeds 5%, its weight is reduced to 5%. Any excess weight resulting from the application of the weighting cap is redistributed proportionately among the remaining securities with less than 5%. The aggregate weight of securities with weight of 5% must not exceed 45% of the portfolio. In the case the aggregate weight of such securities exceeds 45%, an aggregate cap is applied. The excess weight is redistributed proportionately amongst the uncapped securities with a single security cap of 4.5%.
The Index was established in 2021 and is owned by the Index Provider.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in US Tech Ex Software Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2026, the Index was concentrated in the Semiconductors industry within the Information Technology sector.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2026, the Index was concentrated in the Semiconductors industry within the Information Technology sector.